STATUTORY SURPLUS RESERVES AND RESTRICTED NET ASSETS (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Statutory Surplus Reserves And Restricted Net Assets
Statutory reserve	$ 2,662,115	$ 2,658,112
Statutory reserves	$ 3,704,056	$ 3,601,680	¥ 26,024,443	¥ 300,985